Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2011
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses
8.	Selling, general and administrative expenses

	2011	2010	2009

Retention bonuses	$251	$151	$-
Wind-up expenses of terminated operations	-	-	530
Other selling, general and administrative expenses	1,071	806	928
	$1,322	$957	$1,458

During 2010, the Company agreed to pay retention bonuses totalling $485,000 to corporate and farm management and staff to ensure the stability of the operation through the expected final harvest in 2011 and the sale of the Company’s assets in 2012. These retention bonuses are contingent on the satisfactory completion of the job duties of each employee up to their termination date. For the year ended December 31, 2011, $251,000 (2010 - $151,000) of expenses were incurred with $85,000 paid in 2011 (2010 - $4,000) and $313,000 (2010 -$147,000) included in accounts payable and accrued liabilities as at December 31, 2011 ($147,000 as at December 31, 2010). The remaining balance will be recorded over the remaining service period for the employees.

For 2009, the wind-up expenses of terminated operations include all expenditures associated with closing the ginseng farm operations in British Columbia after the final harvest was completed in 2008.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars